OTHER INVESTMENTS (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 18, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Balance at beginning of year		$ 117	$ 188
Balance at end of year		3	117	$ 188
Corvus Gold Inc.
Disclosure of financial assets [line items]
Percentage ownership in investment	19.50%
Other
Disclosure of financial assets [line items]
Balance at beginning of year		117	188
Balance at end of year		3	117	188
Equity investments | Book value of listed investments
Disclosure of financial assets [line items]
Balance at beginning of year		116	186
Balance at end of year		2	116	186
Non-current investments | Equity investments
Disclosure of financial assets [line items]
Balance at beginning of year		116	186
Balance at end of year		2	116	186
Non-current investments | Equity investments | Corvus Gold Inc.
Disclosure of financial assets [line items]
Balance at beginning of year		80	59
Balance at end of year		0	80	59
Non-current investments | Equity investments | Pure Gold Mining
Disclosure of financial assets [line items]
Balance at beginning of year		35	126
Balance at end of year		1	35	126
Non-current investments | Equity investments | Other
Disclosure of financial assets [line items]
Balance at beginning of year		1	1
Balance at end of year		1	1	1
Non-current investments | Equity investments | Equity investments at fair value through OCI (FVTOCI)
Disclosure of financial assets [line items]
Balance at beginning of year		116	186	72
Additions		16	3	9
Capitalised to tangible assets		(80)	0	0
Fair value adjustments		(50)	(73)	98
Transfer from/to unlisted non-current investments		0	0	7
Balance at end of year		2	116	186
Non-current investments | Equity investments | Equity investments at fair value through OCI (FVTOCI) | Corvus Gold Inc.
Disclosure of financial assets [line items]
Fair value adjustments		0	21	18
Non-current investments | Equity investments | Equity investments at fair value through OCI (FVTOCI) | Pure Gold Mining
Disclosure of financial assets [line items]
Fair value adjustments		(50)	(94)	81
Non-current investments | Financial assets at fair value | Book value of unlisted investments
Disclosure of financial assets [line items]
Balance at beginning of year		1	2	4
Transfer from/to unlisted non-current investments		0	0	7
Fair value adjustments - FVTPL		0	(1)	5
Balance at end of year		1	1	2
Non-current investments | Financial assets outside scope of IFRS 7 | Book value of unlisted investments
Disclosure of financial assets [line items]
Balance at beginning of year		1	2
Balance at end of year		$ 1	$ 1	$ 2